UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [ ]; Amendment Number:
                                               --------------

     This Amendment (Check only one.):   [ ] is a restatement.
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report: Royal Bank of Canada (Caribbean) Corporation


Name:  Royal Bank of Canada (Caribbean) Corporation
       2nd Floor, Building 2
       Chelston Park
       Collymore Rock
       St. Michael
       Barbados


Form 13F File Number: 28-  Form 13f file number not yet assigned
                          -----------------------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:  Arlita Stewart
Title: Chief Operating Officer
Phone  (246) 467 4334

        /s/ Arlita Stewart          Bidgetown, Barbados     05/11/2005
----------------------------------------------------------------------
            [Signature]                [City, State]          [Date]

Name:  Gordon Anderson
Title: Chief Operating Officer
Phone  (246) 467 4334


        /s/ Gordon Anderson         Bidgetown, Barbados     05/11/2005
----------------------------------------------------------------------
            [Signature]                [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None


     Form 13F File Number                Name

     28-  -----------------------------   --------------------   ----------



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  1
                                         ------------
Form 13F Information Table Entry Total:            77
                                         ------------
Form 13F Information Table Value Total:  $126,146,854
                                         ------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     1. Royal Bank of Canada (Caribbean) Corporation Form 13f file number not yet assigned

                                              FORM 13F INFORMATION TABLE

                                                                   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP    VALUE   PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
Aetna Inc.                     COMMON           00817Y108   202365    2700 SH       Sole    N/A      None      0    0
Alberto - Culver Co.           COMMON           013068101   181868    3800 SH       Sole    N/A      None      0    0
Allianz AG                     SP ADR           018805101   255672   20100 ADR      Sole    N/A      None      0    0
American Express Co.           COMMON           025816109  2979460   58000 SH       Sole    N/A      None      0    0
American International Group   COMMON           026874107  2122203   38300 SH       Sole    N/A      None      0    0
Inc.
American Standard Companies    COMMON           029712106   116200    2500 SH       Sole    N/A      None      0    0
Inc.
Autoliv Inc.                   COMMON           052800109  1472385   30900 SH       Sole    N/A      None      0    0
Banco Bilbao Vizcaya           SP ADR           05946K101   248931   15300 ADR      Sole    N/A      None      0    0
Argentaria S.A.
Bank of America Corp.          COMMON           060505104   308700    7000 SH       Sole    N/A      None      0    0
Baxter International Inc.      COMMON           071813109    78154    2300 SH       Sole    N/A      None      0    0
British American Tobacco Plc   SP ADR           110448107   172921    4900 ADR      Sole    N/A      None      0    0
Burlington Resources Inc.      COMMON           122014103   250350    5000 SH       Sole    N/A      None      0    0
Cadbury Schweppes Plc          ADR              127209302  1713470   42100 ADR      Sole    N/A      None      0    0
Canon Inc.                     ADR              138006309  3060560   57100 ADR      Sole    N/A      None      0    0
Carnival Plc                   ADR              14365C103   390997    7100 ADR      Sole    N/A      None      0    0
Citigroup Inc.                 COMMON           172967101  2691142   59883 SH       Sole    N/A      None      0    0
CRH Plc                        ADR              12626K203   207691    7900 ADR      Sole    N/A      None      0    0
CVS Corp.                      COMMON           126650100   226266    4300 SH       Sole    N/A      None      0    0
Dell Inc.                      COMMON           24702R101   188258    4900 SH       Sole    N/A      None      0    0
Dentsply International Inc.    COMMON           249030107  1708474   31400 SH       Sole    N/A      None      0    0
DIAMONDS Trust                 UNIT SER 1       252787106   367465    3500 SH       Sole    N/A      None      0    0
Dow Chemical Co.               COMMON           260543103   119640    2400 SH       Sole    N/A      None      0    0
E.ON AG                        SPONSORED ADR    268780103   258750    9000 ADR      Sole    N/A      None      0    0
EMC Corp.                      COMMON           268648102   199584   16200 SH       Sole    N/A      None      0    0
ENI SpA                        SPONSORED ADR    26874R108  1574936   12100 SH       Sole    N/A      None      0    0
Exxon Mobil Corp.              COMMON           30231G102   172840    2900 SH       Sole    N/A      None      0    0
General Electric Co.           COMMON           369604103  2066238   57300 SH       Sole    N/A      None      0    0
General Mills Inc.             COMMON           370334104   108130    2200 SH       Sole    N/A      None      0    0
Goldman Sachs Group Inc.       COMMON           38141G104   252977    2300 SH       Sole    N/A      None      0    0
Harrah's Entertainment Inc.    COMMON           413619107   219572    3400 SH       Sole    N/A      None      0    0
Home Depot Inc.                COMMON           437076102   156784    4100 SH       Sole    N/A      None      0    0
HSBC Holdings Plc              SPONSORED ADR    404280406   730480    9200 ADR      Sole    N/A      None      0    0
IMS Health Inc.                COMMON           449934108  1741446   71400 SH       Sole    N/A      None      0    0
ING Groep NV                   SPONSORED ADR    456837103   323461   10700 ADR      Sole    N/A      None      0    0
Ingersoll-Rand Co.             CLASS A COMMON   G4776G101   151335    1900 SH       Sole    N/A      None      0    0
International Business         COMMON           459200101   191898    2100 SH       Sole    N/A      None      0    0
Machines Corp.
International Game Technology  COMMON           459902102   973090   36500 SH       Sole    N/A      None      0    0
IShares S & P Europe 350 Index S&P EURO PLUS    464287861 15042300  199500 SH       Sole    N/A      None      0    0
J.P. Morgan Chase & Co.        COMMON           46625H100   203724    5888 SH       Sole    N/A      None      0    0
Johnson & Johnson              COMMON           478160104   161184    2400 SH       Sole    N/A      None      0    0
Koninklijke KPN NV             SPONSORED ADR    780641205   157150   17500 ADR      Sole    N/A      None      0    0
Kubota Corp.                   ADR              501173207   335875   12500 ADR      Sole    N/A      None      0    0
Manpower Inc.                  COMMON           56418H100  1666816   38300 SH       Sole    N/A      None      0    0
Marsh & McLennan Companies     COMMON           571748102  1581840   52000 SH       Sole    N/A      None      0    0
Inc.
Microsoft Corp.                COMMON           594918104  2168049   89700 SH       Sole    N/A      None      0    0
Mitsubishi Tokyo Financial     SPONSORED ADR    606816106   373680   43200 ADR      Sole    N/A      None      0    0
Monsanto Co.                   COMMON           61166W101  1154550   17900 SH       Sole    N/A      None      0    0
Moody's Corp.                  COMMON           615369105  1762748   21800 SH       Sole    N/A      None      0    0
NASDAQ-100                     UNIT SER 1       631100104  4838211  132300 SH       Sole    N/A      None      0    0
Newmont Mining Corp.           COMMON           651639106   139425    3300 SH       Sole    N/A      None      0    0
Nokia Corp.                    SPONSORED ADR    654902204  3735603  242100 ADR      Sole    N/A      None      0    0
Novartis AG                    SPONSORED ADR    66987V109   238578    5100 ADR      Sole    N/A      None      0    0
Novo Nordisk A/S               ADR              670100205  2634704   47200 ADR      Sole    N/A      None      0    0
NTT DoCoMo Inc.                SPONS ADR        62942M201  2157400  128800 ADR      Sole    N/A      None      0    0
Omnicom Group                  COMMON           681919106  2159888   24400 SH       Sole    N/A      None      0    0
Orix Corp.                     SPONSORED ADR    686330101   263507    4100 ADR      Sole    N/A      None      0    0
Pall Corp.                     COMMON           696429307  1060392   39100 SH       Sole    N/A      None      0    0
Parker Hannifin Corp.          COMMON           701094104   115748    1900 SH       Sole    N/A      None      0    0
Quest Diagnostics Inc.         COMMON           74834L100   241799    2300 SH       Sole    N/A      None      0    0
Rio Tinto Plc                  SPONSORED ADR    767204100   168675    1300 ADR      Sole    N/A      None      0    0
Ryanair Holdings Plc           SPONSORED ADR    783513104  1930257   44100 ADR      Sole    N/A      None      0    0
S & P 500 Depository Receipt   SPDR TR          78462F103 40825956  346100 SH       Sole    N/A      None      0    0
Sealed Air Corp.               COMMON           81211K100  2072406   39900 SH       Sole    N/A      None      0    0
Statoil ASA                    SPONSORED ADR    85771P102   125122    7300 ADR      Sole    N/A      None      0    0
Syngenta AG                    SPONSORED ADR    87160A100   168000    8000 ADR      Sole    N/A      None      0    0
Technip SA                     SPONSORED ADR    878546209   700392   16800 ADR      Sole    N/A      None      0    0
Telefonica SA                  SPONSORED ADR    879382208   161107    3100 ADR      Sole    N/A      None      0    0
Teva Pharmaceutical Industries COMMON           881624209   796443   25700 SH       Sole    N/A      None      0    0
Ltd.
The Walt Disney Co.            COMMON           254687106  2436304   84800 SH       Sole    N/A      None      0    0
TOTAL SA                       SPONSORED ADR    89151E109  1137131    9700 ADR      Sole    N/A      None      0    0
Tyco International Ltd.        COMMON           902124106   209560    6200 SH       Sole    N/A      None      0    0
U.S. Bancorp                   COMMON           902973304   100870    3500 SH       Sole    N/A      None      0    0
United Technologies Corp.      COMMON           913017109   152490    1500 SH       Sole    N/A      None      0    0
Vodafone Group Plc             SPONSORED ADR    92857W100   138112    5200 ADR      Sole    N/A      None      0    0
Wachovia Corp.                 COMMON           929903102   122184    2400 SH       Sole    N/A      None      0    0
Wells Fargo & Co.              COMMON           949746101  2481700   41500 SH       Sole    N/A      None      0    0
WPP Group Plc                  SPON ADR NEW     929309300  2042280   36000 ADR      Sole    N/A      None      0    0